Commitments and Contingencies (Details Narrative) - Time Charter Agreement [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Future gross minimum revenues under non-cancellable agreements			$ 15.3
Scenario Forecast [Member]
Future gross minimum revenues under non-cancellable agreements	$ 3.4	$ 11.9